Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (91,168,280)	$ 45,419,381	$ (5,645,376)
Less: Net income from discontinued operations		53,267,761	19,003
Net loss from continuing operations	(91,168,280)	(7,848,380)	(5,664,379)
Adjustments to reconcile net loss from operations to Net cash used in operating activities:
Depreciation expense	46,759	45,782	66,428
Accrued taxes	24,525
Allowance for credit losses - notes receivable	90,236,242
Allowance for (recovery from) bad debts	164,800	(550,000)	100,000
Recovery of impairment on long-term investment		(439,111)
Non-cash lease expense	422,343	395,616	367,631
Imputed interest expense on convertible promissory notes	2,272,292	4,200,000
Interest income on notes receivable	(4,470,940)	(50,301)
Foreign currency transaction (gain) loss	(7,252)	(4,723)	(146,501)
Noncash other expense (income)			(88,911)
Changes in operating assets and liabilities:
Operating lease liabilities	(430,273)	(398,841)	(389,518)
Accounts receivable	92,040	108,302	(78,245)
Notes receivable	5,141,058
Security deposit	587	(431)	(26,596)
Prepaid expenses and other current assets	105,321	(240,743)	33,015
Deferred revenue			(117,004)
Salary payable	28,863	(62,536)	108,133
Accrued liabilities and other payables	(1,735,232)	(181,304)	242,066
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	722,853	(5,026,670)	(5,593,881)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS		(124,838)	3,314
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	722,853	(5,151,508)	(5,590,567)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,036)	(970)	(3,792)
Proceeds from disposal of property and equipment		7,771
Collection of loan to third parties			75,000
Cash received from return of long-term investment		439,111
Cash paid for business acquisition		(87,083,160)
Loan to third parties			(2,615,313)
Loan repayment from third parties	634,576	878,469
Deposit for business acquisition			(1,000,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES FROM CONTINUING OPERATIONS	629,540	(85,758,779)	(3,544,105)
NET CASH USED IN INVESTING ACTIVITIES FROM DISCONTINUED OPERATIONS		(779,770)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	629,540	(86,538,549)	(3,544,105)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of stocks			1,750,140
Proceeds from issuance of convertible promissory notes		88,000,000
Proceeds from short-term loans and other payable		1,671,750
Repayment of short-term loan to third parties	(241,750)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	(241,750)	89,671,750	1,750,140
NET CASH USED IN FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS		(5,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(241,750)	89,666,750	1,750,140
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(1,188)	(27,104)	3,789
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,109,455	(2,050,411)	(7,380,743)
CASH AND CASH EQUIVALENTS - beginning of year	1,759,786	3,825,477	11,206,220
CASH AND CASH EQUIVALENTS - end of year	2,869,241	1,775,066	3,825,477
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS		15,280	12,705
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	2,869,241	1,759,786	3,812,772
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition by issuing convertible promissory notes		7,000,000
Conversion of bond to equity	705,000	76,770,000
Notes receivable on disposal of Alpha Mind		153,050,301
Remeasurement of the lease liabilities and right-of-use assets due to lease modification			856,987
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	213,451		171,885
Issuance of stock for direct offering cost			$ 146,137